SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.270	$ 0.270	$ 0.270
Risk-free interest rate	2.73%	1.74%	0.70%
Expected dividend yield	0.00%	0.00%	0.00%
Volatility rate	68.00%	53.00%	50.00%
Determined grant date fair value per option	$ 0.20	$ 0.19	$ 0.19
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years	6 years	6 years
Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years	10 years	10 years